Accounting Policies Applied (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies Applied [Abstract]
Summary of Estimated Useful Lives of Property, Plant and Equipment

The following table sets forth the main categories of property, plant and equipment with their respective estimated useful lives:

Categories of Property, plant and equipment	Years of estimated useful lives
Buildings	10 – 60
Plant and equipment	6 – 65
IT equipment	3 – 15
Fixtures and fittings	2 – 35
Motor vehicles	5 – 10

Additionally, the following table sets forth more details on the useful lives of plant and equipment items:

Years of estimated useful lives
Generating facilities:
Hydroelectric plants
Civil engineering works	10 – 65
Electromechanical equipment	10 – 45
Fuel oil/coal-fired power plants	25 – 40
Combined cycle power plants	10 – 25
Renewable energy power plants	20
Transmission and distribution facilities:
High-voltage network	10 – 60
Low- and medium-voltage network	10 – 50
Measuring and remote control equipment	10 – 50
Primary substations	6 – 25
Natural gas transport facilities
Pipelines	20